Fair Value of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2013
Fair Value of Financial Instruments
Summary of the assets and liabilities measured at fair value on a recurring basis

	2013			2012
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets (liabilities):
Current (included in other current liabilities):
Interest rate swaps	$—	$(5,268)	$—	$—	$(7,751)	$—
Cross currency swaps	$—	$—	$(3,855)	$—	$—	$(3,818)
Non-current (included in other liabilities):
Interest rate swaps	$—	$(1,066)	$—	$—	$(5,777)	$—
Cross currency swaps	$—	$—	$(18,399)	$—	$—	$(21,044)

Schedule of activity related to net investment hedges

	2013	2012
Beginning balance:	$(24,862)	$(11,126)
Unrealized gain (loss) on hedging instruments	2,608	(13,736)

Ending balance:	$(22,254)	$(24,862)

Schedule of effect of derivative instruments designated as cash flow and net investment hedging instruments

	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
	2013	2013	2012	2012
Cash Flow Hedges:
Interest rate swaps	$(3,500)	$(7,904)	$(6,895)	$(9,326)
Net Investment Hedges:
Cross currency swaps	1,287	—	(6,367)	—

Total	$(2,213)	$(7,904)	$(13,262)	$(9,326)